Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basis of Presentation
Basis of Presentation
The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United

States of America (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented. All intercompany balances and transactions have been eliminated in consolidation.
These interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, include all adjustments of a normal recurring nature necessary to present fairly, in all material respects, the Company’s financial position, results of operations and cash flows. These interim condensed consolidated financial statements should be read in conjunction with the financial statements for the year ended December 31, 2024. Operating results for the nine-month periods presented are not necessarily indicative of the results that may be expected for the Company’s 2025 fiscal year, or any subsequent period.
Carve-Out
Method
Since 2019, the Company has operated as a wholly owned subsidiary of Scilex and the Company’s financial results have been historically included in Scilex’s consolidated financial results.
The accompanying condensed consolidated financial statements reflect assets, liabilities, and expenses that are directly attributable to the Company, including the assets, liabilities, and expenses of the
SP-102
development program. The assets and liabilities excluded from the accompanying condensed consolidated financial statements consist of:

•
Cash held by Scilex to fund the Company’s operations. Scilex uses a centralized approach to cash management and financing of its operations and those of its subsidiaries. Accordingly, only the cash and cash equivalents residing in the Company’s bank accounts and legally owned by the Company have been reflected in these condensed consolidated financial statements.

•
Other assets and liabilities at Scilex which are not directly related to, or are not specifically owned by, or are not commitments, of the Company, including certain fixed assets, intangible assets, and leases shared by the Company with other business operations of Scilex.

•
Third-party debt held by Scilex and the related interest expense have not been allocated to the Company’s condensed consolidated financial statements as the Company was not the legal obligor of the third-party debt and Scilex’s borrowings were not directly attributable to the Company. To fund the Company’s operating cash flow needs, Scilex made payments on behalf of the Company directly to vendors and allocated non-cash
stock-based compensation expenses during the nine months ended September 30, 2025. See Note 8 for additional details.

The Company’s operating expenses consisted of both research and development (“R&D”) and general and administrative (“G&A”) expenses. R&D expenses directly related to the Company, including third-party costs of conducting studies and clinical trials for the
SP-102
product candidate, were entirely attributed to the Company in the accompanying condensed consolidated financial statements. R&D salaries, wages, benefits, and stock-based compensation related to Scilex’s equity incentive plans were allocated to the Company based on the estimated percentage of time certain Scilex R&D employees spent on the
SP-102
program during the reporting period.
The Company also received services and support from other functions of Scilex. The Company’s operations are dependent upon the ability of these other functions to provide these services and support. The costs associated with these services and support were allocated to the Company based on the estimated percentage of time certain Scilex employees spent supporting the
SP-102
program. These allocated costs were primarily related to corporate administrative expenses, G&A employee related costs, including salaries, stock-based compensation related to Scilex’s equity incentive plans, and other benefits for corporate employees, as well as other expenses for shared assets for the following functional groups: information technology, legal, accounting and finance, facilities, and other corporate and infrastructural services. These allocated costs were recorded as R&D expenses and G&A expenses in the statements of operations and comprehensive loss.

The Company believes the assumptions and allocations underlying the accompanying condensed consolidated financial statements were reasonable and appropriate under the circumstances. Nevertheless, the Company’s condensed consolidated financial statements may not include all of the actual expenses that would have been incurred had the Company operated as a standalone company during the periods presented and may not reflect the results of operations, financial position and cash flows had the Company operated as a sta nd
alone company during the periods presented. Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology an
d in
frastructure. The Company also may have incurred additional costs associated with being a standalone, publicly listed company that were not included in the expense allocations and, therefore, would result in additional costs that are not reflected in its historical results of operations, financial position a nd
cash flows.

Use of Estimates
Use of Estimates
The preparation of these condensed consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of operating expenses during the reporting period. These estimates include, but are not limited to, fair value of financial instruments, useful lives of property and equipment, certain assumptions used to calculate the fair value of Scilex stock option awards, as well as the percentage of time certain Scilex employees spent supporting the Company’s
SP-102
program, which is used to calculate the amount of operating expenses allocated from Scilex as discussed in the
“Carve-Out
Method”
section above.

Use of Estimates
The preparation of these financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of operating expenses during the reporting period. These estimates include, but are not limited to, fair value of financial instruments, useful lives of property and equipment, certain assumptions used to calculate the fair value of Scilex stock option awards, as well as the percentage of time certain Scilex employees spent supporting the Company’s SP-102 program, which is used to calculate the amount of operating expenses allocated from Scilex as discussed in the
“Carve-Out Method”
section of Note 1 above.
Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

Risks and Uncertainties
Risks and Uncertainties
Any product candidates developed by the Company will require approvals from the U.S. Food and Drug Administration (the “FDA”) or foreign regulatory agencies prior to commercial sales. There can be no assurance that the Company’s current and future product candidates will meet desired efficacy and safety requirements to obtain the necessary approvals. If approval is denied or delayed, it may have a material adverse impact on the Company’s business and its condensed consolidated financial statements.
The Company is subject to a number of risks similar to other late-stage pharmaceutical companies including, but not limited to, dependency on the clinical success of the Company’s product candidates, ability to obtain regulatory approval of its product candidates, the need for substantial additional financing to achieve its goals, uncertainty of broad adoption of its approved products, if any, by physicians and consumers, significant competition, untested manufacturing capabilities, and dependence on key individuals and sole source suppliers.
Global economic and business activities continue to face widespread macroeconomic and geopolitical uncertainties, including global trade disputes, labor shortages, declines in consumer confidence, inflation and monetary supply shifts, recession risks, potential disruptions from the ongoing wars in Ukraine and the Middle East and related sanctions, declines in economic growth, tariffs, the current U.S. government shutdown and uncertainty about economic stability. The Company continues to actively monitor the impact of these macroeconomic and geopolitical factors on its financial condition, liquidity, operations, and workforce. The extent of the impact of these factors on the Company’s operational and financial performance, including its ability to execute its business strategies and initiatives in the expected time frame, will depend on future developments, which are uncertain and cannot be predicted; however, any continued or renewed disruption resulting from these factors could negatively impact the Company’s business.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account.

Concentrations
The Company contracts with third parties for the manufacture, assembly, testing, packaging and storage of its product candidate. The Company’s contract manufacturing organizations (“CMOs”) comply with Current Good Manufacturing Practice (“cGMP”) and regulatory requirements. The CMOs are selected for specific competencies having met the Company’s development, manufacturing, quality and the FDA regulatory requirements. These CMOs manufacture the Company’s clinical supplies and commercial batches. The Company currently has no plans to build its own manufacturing or distribution infrastructure. As clinical trial development progresses forward, the Company will continue to explore both internal capabilities as well as deepening and expanding external relationships to ensure it is able to meet manufacturing requirements.
Historically, the Company has purchased its clinical and commercial supply requirements for sodium hyaluronate, one of the excipients for SP-102, from Genzyme Corporation (“Genzyme”) pursuant to a supply agreement, which terminated as of May 31, 2024. Management anticipates that the current on-hand supply of sodium hyaluronate will be sufficient to satisfy the Company’s clinical and commercial supply requirements for sodium hyaluronate for at least 12 months following the future commercial launch of SP-102 estimated to be in 2027. The Company is in discussions with Sanofi S.A., an affiliate of Genzyme, for a new supply agreement, and is in the process of identifying and certifying new suppliers, in each case to fulfill its future supply requirements for sodium hyaluronate.
Lifecore Master Services Agreement
On January 27, 2017, the Company entered into a Master Services Agreement (as amended, the “Lifecore Master Services Agreement”), with Lifecore Biomedical, LLC (“Lifecore”). Pursuant to the Lifecore Master Services Agreement, Lifecore is responsible for clinical trial material manufacturing and development services for SP-102 as set forth in each separate statement of work (each a “Lifecore Statement of Work”). The parties entered into a Lifecore Statement of Work on January 27, 2017, pursuant to which Lifecore agreed to provide, among other things, (1) project management support, (2) development services, (3) clinical trial materials, and (4) stability studies. The Company paid Lifecore for the development and clinical trial material manufacturing services, which was invoiced at the completion of each service.
For the purposes of Lifecore’s development and clinical trial material manufacturing obligations, the Company granted Lifecore a nonexclusive, worldwide and royalty-free license under our owned or controlled intellectual property rights necessary to manufacture SP-102, without additional right, title or interest in the Company’s intellectual property.
The Lifecore Master Services Agreement expires on December 31, 2028, unless terminated earlier in accordance with the terms of such agreement, or unless renewed further by the parties. Either party may terminate the Lifecore Master Services Agreement (1) if the other party is in material breach of the agreement and fails to cure such breach within 30 days of written notice, subject to certain exceptions; or (2) immediately upon written notice to the other party if the other party (a) becomes insolvent, (b) ceases to function as a going concern, (c) is convicted of or pleads guilty to a charge of violating any law relating to either party’s business, or

(d) engages in any act which materially impairs goodwill associated with SEMDEXA or materially impairs the terminating party’s trademark or trade name. In addition, Lifecore may terminate the agreement if (i) Semnur fails to pay past due invoices upon 30 days’ written notice, or (ii) Semnur rejects or fails to respond to a major change or minor change proposed by Lifecore that does not change SEMDEXA’s written and approved acceptance criteria.
The Lifecore Master Services Agreement contains customary reciprocal indemnification obligations for Lifecore and Semnur.

Concentration of Supply Risk
Concentration of Supply Risk
The Company contracts with third parties for the manufacture, assembly, testing, packaging and storage of its product candidate. The Company’s contract manufacturing organizations (“CMOs”) comply with Current Good Manufacturing Practice and regulatory requirements. The CMOs are selected for specific competencies having met the Company’s development, manufacturing, quality and the FDA regulatory requirements. These CMOs manufacture the Company’s clinical supplies and commercial batches. The Company currently has no plans to build its own manufacturing or distribution infrastructure. As clinical trial development progresses forward, the Company will continue to explore both internal capabilities as well as deepening and expanding external relationships to ensure it is able to meet manufacturing requirements.
Historically, the Company has purchased its clinical and commercial supply requirements for sodium hyaluronate, one of the excipients for
SP-102,
from Genzyme Corporation pursuant to a supply agreement, which was terminated as of May 31, 2024. Management anticipates that the current on-hand
supply of sodium hyaluronate will be sufficient to satisfy the Company’s clinical and commercial supply requirements for sodium hyaluronate for at least 12 months following the future commercial launch of
SP-102
estimated to be in 2027.
Lifecore Master Services Agreement
On January 27, 2017, the Company entered into a Master Services Agreement (as amended, the “Lifecore Master Services Agreement”), with Lifecore Biomedical, LLC (“Lifecore”). Pursuant to the Lifecore Master Services Agreement, Lifecore is responsible for clinical trial material manufacturing and development services for SP-102 as set forth in each separate statement of work. For the purposes of Lifecore’s development and clinical trial material manufacturing obligations, the Company granted Lifecore a nonexclusive, worldwide and royalty-free license under the Company’s owned or controlled intellectual property rights necessary to manufacture
SP-102,
without additional right, title or interest in the Company’s intellectual property.
The Lifecore Master Services Agreement expires on December 31, 2028, unless terminated earlier in accordance with the terms of such agreement, or unless renewed further by the parties. Either party may terminate the Lifecore Master Services Agreement (1) if the other party is in material breach of the agreement and fails to cure such breach within 30 days of written notice, subject to certain exceptions; or (2) immediately upon written notice to the other party if the other party (a) becomes insolvent, (b) ceases to function as a going concern, (c) is convicted of or pleads guilty to a charge of violating any law relating to either party’s business, or (d) engages in any act which materially impairs goodwill associated with SEMDEXA or materially impairs the terminating party’s trademark or trade name. In addition, Lifecore may terminate the agreement if (i) Semnur fails to pay past due invoices upon 30 days’ written notice, or (ii) Semnur rejects or fails to respond to a major change or minor change proposed by Lifecore that does not change SEMDEXA’s written and approved acceptance criteria.
The Lifecore Master Services Agreement contains customary reciprocal indemnification obligations for Lifecore and Semnur.
During the three and nine months ended September 30, 2025, the Company incurred expenses of $0.9 million related to the Lifecore Master Services Agreement.

Segments
Segments
Operating segments are identified as components of an entity where separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions on how to allocate resources and assesses performance. The Company has determined that its chief operating decision maker (“CODM”) is its
Chief Executive Officer
, as he is responsible for making decisions regarding the allocation of resources and assessing performance as well as for strategic operational decisions. Since inception, the Company has devoted all of its efforts to the development of
SP-102.
Accordingly, the Company has determined that it operates its business as a single
operating segment and has one reportable segment. The CODM assesses performance and decides how to allocate resources based on net loss. Net loss is used to monitor budget versus actual results. The measure of segment net loss and segment expenses is reported on the condensed consolidated statements of operations and comprehensive loss. The measure of segment assets is r epor
ted on the condensed co
ns
olidated balance sheets as total assets. All long-lived assets are maintained in the United States of America.

Segments
Operating segments are identified as components of an entity where separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions on how to allocate resources and assesses performance. The Company has determined that its chief operating decision maker is its Chief Executive Officer, as he is responsible for making decisions regarding the allocation of resources and assessing performance as well as for strategic operational decisions. The Company is engaged primarily in the development of non-opioid products focused on pain management products for the treatment of acute and chronic pain. Accordingly, the Company has determined that it operates its business as a single operating segment and has one reportable segment.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents, such as money market accounts. The Company minimizes its credit risk associated with cash and cash equivalents by periodically evaluating the credit quality of its primary financial institution.

Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents, such as money market accounts. The Company minimizes its credit risk associated with cash and cash equivalents by periodically evaluating the credit quality of its primary financial institution.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company follows accounting guidance on fair value measurements for financial instruments measured on a recurring basis, as well as for certain assets and liabilities that are initially recorded at their estimated fair values. Fair value is defined as the exit price, or the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the following three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs to value its financial instruments:
Level
 1 —
Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level
 2 —
Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and
Level
 3 —
Significant unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires it to make judgments and consider factors specific to the asset or liability. The use of different assumptions and/or estimation methodologies may have a material effect on estimated fair values. Accordingly, the fair value estimates disclosed or initial amounts recorded may not be indicative of the amount that the Company or holders of the instruments could realize in a current market exchange.
The Company’s financial assets carried at fair value are comprised of cash and cash equivalents. Cash and cash equivalents consist of money market accounts and bank deposits which are highly liquid and readily tradable. These assets are Level 1 assets as they are valued using inputs observable in active markets for identical securities.

Fair Value of Financial Instruments
The Company follows accounting guidance on fair value measurements for financial instruments measured on a recurring basis, as well as for certain assets and liabilities that are initially recorded at their estimated fair values. Fair value is defined as the exit price, or the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the following three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs to value its financial instruments:
Level 1
— Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2
— Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and
Level 3
— Significant unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires it to make judgments and consider factors specific to the asset or liability. The use of different assumptions and/or estimation methodologies may have a material effect on estimated fair values. Accordingly, the fair value estimates disclosed or initial amounts recorded may not be indicative of the amount that the Company or holders of the instruments could realize in a current market exchange.
As of December 31, 2024 and 2023, the carrying amount of cash equivalents approximates their fair value based upon quoted market prices.

Deferred Offering Costs
Deferred Offering Costs
The Company’s legal, accounting and other fees directly attributable to the Business Combination were deferred and capitalized within other current assets on the condensed consolidated balance sheets. Total costs deferred and capitalized in relatio
n to
the B
usin
ess Combination as of December 31, 2024 were $6.0 million. Deferred offering costs of $9.9 million were fully expensed upon Closing of the Business Com binat
ion within G&A ex
pens
es on the condensed consolidated statement of operations and comprehensive loss for the three and nine months ended September 30, 2025.

Deferred Offering Costs
The Company’s deferred offering costs consist of legal, accounting and other general and administrative costs directly attributable to the proposed Business Combination. After consummation of the proposed Business Combination, these costs will be classified in stockholders’ deficit as a reduction of additional paid-in capital recorded as a result of the Business Combination. In the event the proposed Business Combination is terminated, all deferred offering costs will be reclassified to general and administrative expenses in the Company’s statements of operations. As of December 31, 2024, $6.0 million of deferred offering costs were included within other current assets in the Company’s balance sheet. As of December 31, 2023, there were no deferred offering costs.

Property and Equipment
Property and Equipment
Property and equipment are carried at cost less accumulated depreciation. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the assets, which are generally five
to seven years. The cost of repairs and maintenance is expensed as incurred. Costs for property and equipment not yet placed into service are capitalized as construction-in-progress
and depreciated once placed into service.

Property and Equipment
Property and equipment are carried at cost less accumulated depreciation. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the assets, which are generally five to seven years. The cost of repairs and maintenance is expensed as incurred. Costs for property and equipment not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows. There was no impairment of long-lived assets during the three and nine months ended September 30, 2025 and 2024.

Promissory Notes and Related Party Loan
Promissory Notes and Related Party Loan
The Company accounts for its promissory notes and related party loan in accordance with ASC 470,
Debt
, and related guidance. Debt is recognized at the issuance date fair value, net of any debt discounts or issuance costs. Debt is subsequently carried at amortized cost, with any applicable interest expense recognized using the effective interest method over the contractual term.
If the debt is amended or exchanged, the Company evaluates whether the modification is considered a troubled debt restructuring or an extinguishment under ASC
470-50.
When extinguishment accounting applies, the old debt is derecognized and any difference between the reacquisition price and the carrying amount of the extinguished debt is recognized in earnings.

Warrants
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480,
Distinguishing Liabilities from Equity
, and ASC 815,
Derivatives and Hedging
. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in-capital
at

the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. As of September 30, 2025 and December 31, 2024, the Company has accounted for the Public and Private Placement Warrants as equity-classified instruments.

Research and Development Costs
Research and Development Costs
The Company expenses the cost of R&D as incurred. R&D expenses are comprised of costs incurred in performing R&D activities, including clinical trial costs, manufacturing costs for clinical materials, and the costs relating to other contracted services, license fees and other external costs. Nonrefundable advance payments for goods and services that will be used in future research and development activities are expensed when the activity is performed or when the goods have been received, rather than when payment is made, in accordance with ASC 730,
Research and Development.

Research and Development Costs
The Company expenses the cost of research and development as incurred. R&D expenses are comprised of costs incurred in performing R&D activities, including clinical trial costs, manufacturing costs for clinical materials, and the costs relating to other contracted services, license fees and other external costs. Nonrefundable advance payments for goods and services that will be used in future research and development activities are expensed when the activity is performed or when the goods have been received, rather than when payment is made, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 730,
Research and Development.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718,
Compensation – Stock Compensation,
which establishes accounting for equity instruments exchanged for employee and consulting services. Stock-based compensation cost is measured at the grant date, based on the fair value of the award determined using the Black-Scholes option pricing model, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant) or non-employee’s
vesting period. The Company accounts for forfeitures as incurred.
For purposes of determining the inputs used in the calculation of stock-based compensation, the Company determines the expected life assumption for options issued using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period since the Company does not have historic exercise behavior. The Company determines an estimate of option volatility based on an assessment of historical volatilities of comparable companies whose share prices are publicly available. The Company uses these estimates, in conjunction with the fair value of Scilex’s common stock, risk-free interest rate, and the expected dividend yield as inputs in the Black-Scholes option pricing model. Depending upon the number of stock options granted, any fluctuations in these calculations could have a material effect on the results presented in the Company’s statement of operations.
Stock-based compensation for Scilex employees who provide services and support activities related to the Company are allocated and attributed to the Company based on the estimated percentage of their time spent providing services attributable to the Company.

Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC Topic 718,
Compensation – Stock Compensation
which establishes accounting for equity instruments exchanged for employee and consulting services.
The Company did not have its own equity incentive plans for the years ended December 31, 2024 and 2023, other than the 2024 Stock Option Plan as described below. However, certain shared employees of Scilex, who provide services and support activities related to the Company, also participate in Scilex’s stock-based compensation plans. The stock-based compensation for such employees is allocated and attributed to the Company based on the estimated percentage of their time spent providing services attributable to the Company.
On August 30, 2024, the Company’s board of directors adopted the 2024 Stock Option Plan and approved the grant of Non-statutory Stock Options (“NSOs”) to the members of the Company’s executive team and certain shared employees of Scilex – who provide services and support activities related to the Company – to purchase an aggregate of 50,000,000 shares of the Company’s common stock initially at an exercise price of $0.99 per share, which was then updated to $1.26 per share on December 28, 2024 to reflect the updated per share value of the Company’s common stock as of August 30, 2024.
Stock-based compensation cost is measured at the grant date, based on the fair value of the award determined using the Black-Scholes option pricing model, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant) or non-employee’s vesting period. The Company accounts for forfeitures as incurred.
For purposes of determining the inputs used in the calculation of stock-based compensation, the Company determines the expected life assumption for options issued using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period since the Company does not have historic exercise behavior. The Company determines an estimate of option volatility based on an assessment of historical volatilities of comparable companies whose share prices are publicly available. The Company uses these estimates, in conjunction with the fair value of Scilex’s common stock, risk-free interest rate, and the expected dividend yield as inputs in the Black-Scholes option pricing model. Depending upon the number of stock options granted, any fluctuations in these calculations could have a material effect on the results presented in the Company’s statement of operations.

Income Taxes
Income Taxes
The provisions of ASC 740,
Income Taxes
, address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC
740-10,
the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The Company has determined that it has uncertain tax positions.
The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates.
The Company has deferred tax assets, which are subject to periodic recoverability assessments. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized.

Income Taxes
The provisions of the ASC Topic 740,
Income Taxes
, address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC Subtopic 740-10, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The Company has determined that it has uncertain tax positions.
The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates.
The Company has deferred tax assets, which are subject to periodic recoverability assessments. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized. See Note 8 titled “
Income Taxes
” for additional details.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive loss
Comprehensive loss is defined as a change in equity of a business enterprise during a period, resulting from transactions from non-owner
sources. There are no components of comprehensive loss for the Company. Thus, comprehensive loss is the same as the net loss for the periods presented.

Net Loss Per Share
Net Loss per Share
Basic net loss per share is computed by dividing net loss for the period by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share reflects the additional dilution from potential issuances of common stock, such as stock issuable pursuant to the exercise of stock options and warrants. The treasury stock method is used to calculate the potential dilutive effect of these common stock equivalents. Potentially dilutive shares are excluded from the computation of diluted net loss per share when their effect is anti-dilutive. In periods where a net loss is presented, all potentially dilutive securities are anti-dilutive and are excluded from the computation of diluted net loss per share.

Net Loss per Share
Basic net loss per share is computed by dividing net loss for the period by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share reflects the additional dilution from potential issuances of common stock, such as stock issuable pursuant to the exercise of stock options. The treasury stock method is used to calculate the potential dilutive effect of these common stock equivalents. Potentially dilutive shares are excluded from the computation of diluted net loss per share when their effect is anti-dilutive. In periods where a net loss is presented, all potentially dilutive securities are anti-dilutive and are excluded from the computation of diluted net loss per share.

Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
2023-07,
Improvements to Reportable Segment Disclosures
(“ASU
2023-07”),
which is intended to improve reportable segment disclosure requirements, primarily through additional disclosures about significant segment expenses, including for single reportable segment entities. ASU
2023-07
is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. ASU
2023-07
should be applied retrospectively to all prior periods presented in the financial statements. The Company adopted ASU
2023-07
for the fiscal year beginning January 1, 2024 and the adoption did not have any impact to the Company’s consolidated financial statements.
In December 2023, the FASB issued Accounting Standards Update
2023-08,
Intangibles—Goodwill and Other—Crypto Assets (Subtopic
350-60):
Accounting for and Disclosure of Crypto Assets
(“ASU
2023-08”),
which will require cryptocurrency assets to be measured at fair value on the balance sheet and gains and losses from changes in the fair value of cryptocurrency assets to be recognized on the statement of operations and comprehensive loss in each reporting period. ASU
2023-08
will also require certain interim and annual disclosures with respect to cryptocurrency holdings. ASU
2023-08
is effective for interim and annual periods beginning after December 15, 2024 with a cumulative-effect adjustment to the opening balance of accumulated deficit as of the beginning of the annual reporting period in which ASU
2023-08
is adopted. The Company adopted ASU
2023-08
for the fiscal year beginning January 1, 2025 and the adoption did not have any impact to the Company’s consolidated financial statements as the Company did not have any cryptocurrency holdings at adoption.
Recently Issued Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update
2023-09,
Income Taxes—Improvements to Income Tax Disclosures
(“ASU
2023-09”)
requiring enhancements and further transparency to certain income tax disclosures, most notably the tax rate reconciliation and income taxes paid. ASU
2023-09
is effective for fiscal years beginning after December 15, 2024 on a prospective basis and retrospective application is permitted. The Company will adopt ASU
2023-09
for the fiscal year ending December 31, 2025. Other than the presentation of additional disaggregated data in the income tax footnote disclosures for annual periods, the Company does not expect the adoption of ASU
2023-09
to have a material impact on its financial statements.
In November 2024, the FASB issued Accounting Standards Update
2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses
(“ASU
2024-03”),
which requires disaggregated information about certain income statement expense line items on an annual and interim basis. ASU
2024-03
is effective for annual periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods be ginnin
g after Decem
ber
 15, 2027. Early adoption is permitted and can be applied prospectively or retrospectively. The Company is evaluating the impact of the adoption of this standard on the Company’s c ons
olidated financial st
atem
ents and related disclosures.

Recently Issued Accounting Pronouncements
In October 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-06,
Disclosure Improvements - Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative
, which will impact various disclosure areas. The amendments in ASU 2023-06 will be effective on the date the related disclosures are removed from Regulation S-X or Regulation S-K by the Securities and Exchange Commission (the “SEC”), and will no longer be effective if the SEC has not removed the applicable disclosure requirement by June 30, 2027. The Company is currently evaluating the impacts of this standard on its related disclosures.
In November 2023, the FASB issued ASU 2023-07,
Segment Reporting (Topic 280)
, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and is applicable to public entities, including those that have a single reportable segment. Early adoption is permitted. The Company is currently evaluating the impacts of this standard on its financial statements and related disclosures.
In December 2023, the FASB issued ASU 2023-09,
Improvements to Income Tax Disclosures (Topic 740)
. The update requires a public business entity to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. In addition, all entities are required to disclose income taxes paid, net of refunds received disaggregated by federal, state/local, and foreign and by jurisdiction if the amount is at least 5% of total income tax payments, net of refunds received. Adoption of this ASU allows for either the prospective or retrospective application of the amendment and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impacts of this standard on its financial statements and related disclosures.
In November 2024, the FASB issued ASU 2024-03,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures
, which will require additional expense disclosures for all public entities. The amendments in ASU 2024-03 require that at each interim and annual reporting period, an entity disclose certain disaggregated expenses included in each relevant expense caption, as well as the total amount of selling expenses and, in annual periods, an entity’s definition of selling expenses. ASU 2024-03 is effective for annual reporting periods beginning with the fiscal year ending December 31, 2027, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the incremental disclosures that will be required in its financial statements.